Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and dividend income
Loans	$ 25,778	$ 25,300	$ 26,025
Taxable securities available for sale	4,595	6,149	6,548
Nontaxable securities available for sale	1,308	1,651	2,081
Interest-bearing deposits in banks	46	22	26
Total interest and dividend income	31,727	33,122	34,680
Interest expense:
Deposits	4,240	5,031	5,603
Advances from Federal Home Loan Bank	163	289	1,665
Repurchase agreements	508	491	874
Subordinated debentures	388	739	737
Total interest expense	5,299	6,550	8,879
Net interest income	26,428	26,572	25,801
Provision for loan losses	1,241	1,051	(2,273)
Net interest income after provision for loan losses	25,187	25,521	28,074
Non-interest income:
Service charges	2,788	2,925	3,354
Merchant card	1,224	1,130	1,075
Mortgage origination	1,585	1,175	719
Realized gains from sale of securities available for sale, net	612	691	578
Income from bank owned life insurance	343	335	307
Financial services commission	614	685	980
Other operating	769	661	827
Total non-interest income	7,935	7,602	7,840
Non-interest expenses:
Salaries and employee benefits	15,400	15,810	15,222
Occupancy	3,173	3,077	3,217
Data processing	2,942	2,827	2,887
State deposit tax	990	1,018	1,336
Intangible amortization		33	97
Professional services	1,404	1,506	1,331
Advertising	1,401	1,302	1,341
Postage and communications	625	577	577
Supplies	607	527	627
Deposit insurance and examination fees	609	586	724
(Gain) loss on sale of premises and equipment	(72)	1	25
Foreclosed assets, net	448	1,227	474
Loss on sale of loan note			1,781
Loss on early debt extinguishment			2,510
Other operating	2,329	1,954	1,767
Total non-interest expense	29,856	30,445	33,916
Income before income tax expense	3,266	2,678	1,998
Income tax expense (benefit)	362	274	(201)
Net income	$ 2,904	$ 2,404	$ 2,199
Earnings per share available to common stockholders:
Basic	$ 0.47	$ 0.38	$ 0.30
Diluted	$ 0.47	$ 0.38	$ 0.30
Weighted average shares outstanding - basic	6,233,860	6,372,277	7,306,078
Weighted average shares outstanding - diluted	6,233,860	6,372,277	7,306,078